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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended September 30, 2000
                                              ------------------

Check here if Amendment [X]                   Amendment Number: 1
                                                               ---

   This Amendment (Check only one): [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           RBS Partners, L.P.
                --------------------------------
Address:        1 Lafayette Place
                --------------------------------
                Greenwich, CT 06830
                --------------------------------

Form 13F File Number:  28- 2610
                       -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           E.J. Bird
                ---------------------------------
Title:          Vice President of General Partner
                ---------------------------------
Phone:          (203) 861-4600
                ---------------------------------

Signature, Place, and Date of Signing:

                   /s/ E.J. BIRD         Greenwich, CT     November 13, 2001
                --------------------   -----------------   -----------------
                    (Signature)          (City, State)          (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                   NONE
Form 13F Information Table Entry Total:                30
Form 13F Information Table Value Total:       $ 2,413,970
                                            (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F Information Table


Page 1 of 1

        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------  --------  --------------------  ----------  --------  --------------------
                                                      FAIR
                                                     MARKET
                                            CUSIP    VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   NUMBER   (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS   (A)SOLE (B)SHARED (C)NONE
------------------------  --------------  --------  -------- ----------  ---  ----  ----------  --------   -------------------------
Anchor Gaming                  Common   033037-10-2  15,313     192,462  SH          DEFINED                  192,462
Anchor Gaming                  Common   033037-10-2  27,508     345,738  SH           SOLE                    345,738
Autozone Inc.                  Common   053332-10-2 249,252  10,986,317  SH          DEFINED               10,986,317
Autozone Inc.                  Common   053332-10-2 244,460  10,775,083  SH           SOLE                 10,775,083
AMR Corp                       Common   001765-10-6  20,552     628,736  SH          DEFINED                  628,736
AMR Corp                       Common   001765-10-6  37,802   1,156,464  SH           SOLE                  1,156,464
AutoNation, Inc.               Common   05329W-10-2  66,848  11,141,221  SH          DEFINED               11,141,221
AutoNation, Inc.               Common   05329W-10-2 119,673  19,945,579  SH           SOLE                 19,945,579
ANC Rental Corp                Common   001813-10-4   9,279   1,613,676  SH          DEFINED                1,613,676
ANC Rental Corp                Common   001813-10-4  16,642   2,894,197  SH           SOLE                  2,894,197
Best Foods                     Common   08658U-10-1  30,188     414,966  SH          DEFINED                  414,966
Best Foods                     Common   08658U-10-1  54,769     752,834  SH           SOLE                    752,834
Deluxe Corp.                   Common   248019-10-1  63,823   3,142,030  SH          DEFINED                3,142,030
Deluxe Corp.                   Common   248019-10-1 113,465   5,585,970  SH           SOLE                  5,585,970
Footstar Inc.                  Common   344912-10-0  37,652   1,165,225  SH          DEFINED                1,165,225
Footstar Inc.                  Common   344912-10-0 104,113   3,222,075  SH           SOLE                  3,222,075
Georgia Gulf Corp              Common   373200-20-3   3,276     286,369  SH          DEFINED                  286,369
Georgia Gulf Corp              Common   373200-20-3   5,814     508,350  SH           SOLE                    508,350
GTech Holdings Corp.           Common   400518-10-6  21,131   1,275,853  SH          DEFINED                1,275,853
GTech Holdings Corp.           Common   400518-10-6  35,892   2,167,047  SH           SOLE                  2,167,047
McKesson Corp                  Common   581557-10-5 437,187  14,906,161  SH          DEFINED               14,906,161
McKesson Corp                  Common   581557-10-5 268,059   8,770,839  SH           SOLE                  8,770,839
Office Depot Inc.              Common   676220-10-6  37,218   4,763,886  SH          DEFINED                4,763,886
Office Depot Inc.              Common   676220-10-6  63,296   8,101,914  SH           SOLE                  8,101,914
Payless ShoeSource Inc.        Common   704379-10-6  75,374   1,345,959  SH          DEFINED                1,345,959
Payless ShoeSource Inc.        Common   704379-10-6 168,691   3,012,341  SH           SOLE                  3,012,341
Russ Berrie & Co.              Common   782233-10-0   4,722     229,078  SH          DEFINED                  229,078
Russ Berrie & Co.              Common   782233-10-0   8,042     407,222  SH           SOLE                    407,222
Southdown Inc.                 Common   841297-10-4  26,483     371,689  SH          DEFINED                  371,689
Southdown Inc.                 Common   841297-10-4  47,446     665,911  SH           SOLE                    665,911
(Confidential portion has been omitted and filed
separately.)

Grand Total                                       2,413,970